Schedule of Investments(a)
January 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.62%
Aerospace & Defense–1.79%
Airbus SE (France)	230,347	$52,737,883
Northrop Grumman Corp.	202,268	140,022,046
		192,759,929
Agricultural & Farm Machinery–1.07%
Deere & Co.	219,468	115,879,104
Apparel Retail–1.70%
Ross Stores, Inc.	636,541	120,083,460
TJX Cos., Inc. (The)	426,214	63,851,119
		183,934,579
Application Software–0.89%
Salesforce, Inc.	451,829	95,918,778
Asset Management & Custody Banks–1.91%
BlackRock, Inc.	99,011	110,787,368
KKR & Co., Inc., Class A	836,986	95,634,021
		206,421,389
Biotechnology–1.84%
AbbVie, Inc.	431,705	96,274,532
Regeneron Pharmaceuticals, Inc.	137,739	102,126,582
		198,401,114
Building Products–2.26%
Carlisle Cos., Inc.(b)	190,451	64,922,841
Johnson Controls International PLC	994,002	118,544,679
Lennox International, Inc.	123,112	60,950,289
		244,417,809
Communications Equipment–2.28%
Cisco Systems, Inc.	3,136,598	245,658,355
Construction Materials–1.15%
CRH PLC	1,011,061	123,763,977
Consumer Staples Merchandise Retail–1.49%
Walmart, Inc.	1,348,796	160,695,555
Diversified Banks–11.97%
Bank of America Corp.	5,544,984	294,993,149
Citigroup, Inc.	1,462,695	169,248,438
Fifth Third Bancorp(b)	1,951,435	98,001,066
JPMorgan Chase & Co.	1,149,764	351,701,310
PNC Financial Services Group, Inc. (The)	550,586	122,945,854
Wells Fargo & Co.	2,817,140	254,922,998
		1,291,812,815
Electric Utilities–2.66%
Entergy Corp.	1,458,019	139,809,442
PPL Corp.	4,055,582	147,014,847
		286,824,289
Electrical Components & Equipment–3.48%
Eaton Corp. PLC	494,192	173,668,953
Emerson Electric Co.	760,803	111,807,609
Shares		Value
Electrical Components & Equipment–(continued)
Hubbell, Inc.	185,340	$90,434,799
		375,911,361
Electronic Manufacturing Services–0.63%
TE Connectivity PLC (Switzerland)	305,948	68,159,095
Financial Exchanges & Data–0.61%
Cboe Global Markets, Inc.	247,484	65,598,109
Food Distributors–1.42%
Sysco Corp.	1,827,196	153,210,385
Health Care Equipment–2.69%
Abbott Laboratories	1,203,090	131,497,737
Medtronic PLC	1,538,334	158,386,869
		289,884,606
Health Care Services–1.68%
CVS Health Corp.	2,431,206	181,173,471
Home Improvement Retail–2.63%
Lowe’s Cos., Inc.	1,061,017	283,355,200
Hotels, Resorts & Cruise Lines–1.61%
Marriott International, Inc., Class A	455,909	143,748,108
Royal Caribbean Cruises Ltd.	93,946	30,499,569
		174,247,677
Household Products–1.43%
Colgate-Palmolive Co.	1,715,501	154,892,585
Industrial Conglomerates–1.02%
Honeywell International, Inc.	481,857	109,632,105
Industrial Gases–1.67%
Linde PLC	393,678	179,899,036
Industrial Machinery & Supplies & Components–1.24%
Parker-Hannifin Corp.	142,584	133,435,810
Industrial REITs–1.38%
Prologis, Inc.	1,143,682	149,319,122
Insurance Brokers–0.88%
Marsh & McLennan Cos., Inc.	504,704	94,980,246
Integrated Oil & Gas–2.49%
Chevron Corp.	1,522,202	269,277,534
Integrated Telecommunication Services–1.63%
AT&T, Inc.	6,710,517	175,882,650
Interactive Media & Services–4.57%
Alphabet, Inc., Class A	943,178	318,794,164
Meta Platforms, Inc., Class A	243,404	174,398,966
		493,193,130
Investment Banking & Brokerage–1.74%
Charles Schwab Corp. (The)	1,805,192	187,595,553
See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

Shares		Value
Life Sciences Tools & Services–2.11%
Danaher Corp.	810,357	$177,379,044
Lonza Group AG (Switzerland)	74,373	50,532,737
		227,911,781
Managed Health Care–0.98%
UnitedHealth Group, Inc.	369,425	105,999,115
Movies & Entertainment–1.28%
Walt Disney Co. (The)	1,225,282	138,211,810
Multi-Utilities–2.46%
CMS Energy Corp.	1,231,519	88,041,293
Public Service Enterprise Group, Inc.	1,187,024	97,763,297
Sempra	921,488	80,178,671
		265,983,261
Oil & Gas Exploration & Production–1.35%
ConocoPhillips	1,399,315	145,850,602
Oil & Gas Storage & Transportation–1.83%
Williams Cos., Inc. (The)	2,940,144	197,754,085
Other Specialty Retail–0.69%
Tractor Supply Co.(b)	1,467,827	74,683,038
Personal Care Products–1.28%
Estee Lauder Cos., Inc. (The), Class A	671,568	77,418,359
L’Oreal S.A. (France)	132,424	60,840,752
		138,259,111
Pharmaceuticals–3.54%
Johnson & Johnson	1,221,340	277,549,515
Merck & Co., Inc.	945,929	104,307,591
		381,857,106
Property & Casualty Insurance–1.23%
American International Group, Inc.	905,845	67,829,673
Hartford Insurance Group, Inc. (The)	478,849	64,673,346
		132,503,019
Rail Transportation–1.12%
Union Pacific Corp.	512,846	120,570,095
Restaurants–3.17%
Darden Restaurants, Inc.	264,729	52,773,726
McDonald’s Corp.	673,184	212,052,960
Yum! Brands, Inc.	498,150	77,462,325
		342,289,011
Semiconductor Materials & Equipment–2.42%
ASML Holding N.V., New York Shares (Netherlands)	107,077	152,370,571
Lam Research Corp.	467,844	109,222,860
		261,593,431
Shares		Value
Semiconductors–3.60%
Broadcom, Inc.	435,941	$144,427,253
NXP Semiconductors N.V. (Netherlands)	603,492	136,473,681
Texas Instruments, Inc.	502,061	108,219,249
		389,120,183
Soft Drinks & Non-alcoholic Beverages–1.24%
Coca-Cola Co. (The)	1,788,463	133,794,917
Systems Software–1.78%
Microsoft Corp.	445,730	191,793,162
Telecom Tower REITs–0.93%
Crown Castle, Inc.	1,155,123	100,276,228
Tobacco–2.17%
Philip Morris International, Inc.	1,305,465	234,252,640
Trading Companies & Distributors–0.63%
Ashtead Group PLC (United Kingdom)	1,052,625	67,767,684
Total Common Stocks & Other Equity Interests (Cost $7,602,215,760)		10,536,605,647
Money Market Funds–2.26%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(c)(d)	85,410,356	85,410,356
Invesco Treasury Portfolio, Institutional Class, 3.57%(c)(d)	158,614,235	158,614,235
Total Money Market Funds (Cost $244,024,591)		244,024,591
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $7,846,240,351)		10,780,630,238
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.48%
Invesco Private Government Fund, 3.65%(c)(d)(e)	14,340,489	14,340,489
Invesco Private Prime Fund, 3.80%(c)(d)(e)	37,275,482	37,286,664
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $51,627,153)		51,627,153
TOTAL INVESTMENTS IN SECURITIES–100.36% (Cost $7,897,867,504)		10,832,257,391
OTHER ASSETS LESS LIABILITIES—(0.36)%		(38,435,916)
NET ASSETS–100.00%		$10,793,821,475
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$43,455,022	$284,845,294	$(242,889,960)	$-	$-	$85,410,356	$461,126
Invesco Treasury Portfolio, Institutional Class	80,697,188	528,998,403	(451,081,356)	-	-	158,614,235	846,799
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	53,747,763	(39,407,274)	-	-	14,340,489	44,834*
Invesco Private Prime Fund	-	129,224,496	(91,937,832)	-	-	37,286,664	124,127*
Total	$124,152,210	$996,815,956	$(825,316,422)	$-	$-	$295,651,744	$1,476,886

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$10,304,726,591	$231,879,056	$—	$10,536,605,647
Money Market Funds	244,024,591	51,627,153	—	295,651,744
Total Investments	$10,548,751,182	$283,506,209	$—	$10,832,257,391
Invesco Diversified Dividend Fund